OTHER FINANCIAL ASSETS (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [abstract]
Gains (losses) on available-for-sale financial assets	$ (3.9)	$ (2.1)
Other comprehensive income, net of tax, available-for-sale financial assets	$ (9.9)	$ (13.9)